SCHEDULE OF ERROR CORRECTIONS AND PRIOR PERIOD ADJUSTMENTS (Details) (Parenthetical)	5 Months Ended
Dec. 31, 2020 shares
Underwriter [Member] | Globis Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	11,500,000